Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment
Year	Summary Compensation Table Total for PEO(1)(2)	Compensation Actually Paid to PEO(1)(3)	Average Summary Compensation Table Total for Other NEOs(4)	Average Compensation Actually Paid to Other NEOs(5)	Company Total Shareholder Return(6)	Peer Group Total Shareholder Return(7)	Net Loss (in thousands)(8)	Total Revenue (in thousands)(9)
2023	$4,024,164	$7,697,077	$1,506,406	$2,749,232	$67	$130	$(41,670)	$209,921
2022	3,419,436	(2,827,678)	840,049	(2,323,427)	50	110	(54,579)	242,058
2021	5,741,065	2,568,562	2,286,632	430,621	118	138	(29,669)	270,146
2020	5,456,545	10,998,677	1,801,666	4,451,831	161	120	(20,932)	222,789

Company Selected Measure Name	total revenue
Named Executive Officers, Footnote
(1)    Our PEO was Scott Keeney for each year indicated.
(2)    Represents the total compensation paid to our PEO in each listed year, as shown in the "Total" column of our Summary Compensation Table for such listed year.
This figure is the average of the total compensation paid to our Other NEOs in each listed year, as shown in the “Total” column of our Summary Compensation Table for such listed year. The names of the Other NEOs in each year are listed in the table below.

2020	2021	2022	2023
Ran Bareket	Ran Bareket	Ran Bareket	Joseph Corso
Robert Martinsen		Joseph Corso

Peer Group Issuers, Footnote
(7)     The peer group used is the Russell 2000 Index, as used in our performance graph in our Annual Report on Form 10-K for the fiscal year ended December 31, 2023. We include a comparison against the Russell 2000 Index because it represents small cap market capitalization companies similar to us. We do not believe that there is a published industry or line-of-business index, or a readily definable peer group of publicly traded companies, that provides a more meaningful comparison of the cumulative return of our
	common stock or that there is otherwise a reasonably identifiable peer group for purposes of such performance graph. Total shareholder return is calculated by assuming that a $100 investment was made on the trading day prior to the first fiscal year reported below and reinvesting all dividends until the last day of each reported fiscal year.
PEO Total Compensation Amount	$ 4,024,164	$ 3,419,436	$ 5,741,065	$ 5,456,545
PEO Actually Paid Compensation Amount	$ 7,697,077	(2,827,678)	2,568,562	10,998,677
Adjustment To PEO Compensation, Footnote
(3)    Compensation actually paid does not mean that our PEO was actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of the compensation reported in the "Total" column of the summary compensation table total under the methodology prescribed under the relevant rules as shown in the adjustment table below.

	2020	2021	2022	2023
PEO Summary Compensation Table Total(a)	$5,456,545	$5,741,065	$3,419,436	$4,024,164
Subtract: Grant date fair value of option awards and stock awards granted during the year(b)	(4,736,078)	(4,953,069)	(2,900,332)	(3,523,500)
Add: Fair value at year end of outstanding and unvested option awards and stock awards granted during the year(c)	5,877,000	3,832,000	2,910,470	5,396,658
Adjust for: Change in fair value of outstanding and unvested option awards and stock awards granted in prior years(c)	3,839,613	(1,848,380)	(3,814,958)	1,232,831
Adjust for: Fair value upon vesting of option awards and stock awards granted during the year that vested during the year(c)	254,565	—	—	—
Adjust for: Change in fair value as of vesting date of option awards and stock awards granted in prior years for which applicable vesting conditions were satisfied during the current year(c)	307,033	(203,054)	(2,442,294)	566,924
Total adjustments	5,542,133	(3,172,503)	(6,247,114)	3,672,913
Compensation Actually Paid	$10,998,677	$2,568,562	$(2,827,678)	$7,697,077
_______________
a.We have not reported any amounts in our Summary Compensation Table with respect to “Change in Pension and Nonqualified Deferred Compensation” and, accordingly, the adjustments with respect to such items prescribed by the PvP rules are not relevant to our analysis and no adjustments have been made.
b.The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
	c.In accordance with PvP Rules, the fair values of unvested and outstanding equity awards to our PEO were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. The assumptions used for determining the fair values shown in this table do not differ materially from those used to determine the fair values disclosed as of the grant date of such awards. Please see “Accounting Assumption Disclosures” for further discussion on the assumptions used for these remeasurements.
Non-PEO NEO Average Total Compensation Amount	$ 1,506,406	840,049	2,286,632	1,801,666
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,749,232	(2,323,427)	430,621	4,451,831
Adjustment to Non-PEO NEO Compensation Footnote
(5)    This figure is the average of compensation actually paid for our Other NEOs in each listed year. Compensation actually paid does not mean that these Other NEOs were actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of Summary Compensation Table total compensation under the methodology prescribed under the SEC's PvP Rules as shown in the table below, with the indicated figures showing an average of such figure for all Other NEOs in each listed year.

	2020	2021	2022	2023
All Other NEO Summary Compensation Table Total(a), (b)	$1,801,666	$2,286,632	$840,049	$1,506,406
Subtract: Grant date fair value of option awards and stock awards granted during the year(c)	(1,446,605)	(1,857,400)	(604,975)	(1,174,500)
Add: Fair value at year end of outstanding and unvested option awards and stock awards granted during the year(d)	2,122,250	1,437,000	580,822	1,798,886
Adjust for: Change in fair value of outstanding and unvested option awards and stock awards granted in prior years(d)	1,840,853	(1,317,793)	(616,137)	481,683
Adjust for: Fair value upon vesting of option awards and stock awards granted during the year that vested during the year(d)	96,480	—	—	—
Adjust for: Change in fair value as of vesting date of option awards and stock awards granted in prior years for which applicable vesting conditions were satisfied during the current year(d)	37,187	(117,819)	(528,435)	136,757
Subtract: Fair value as of prior year end of option awards and stock awards granted in prior years that failed to meet applicable vesting conditions during the current year	—	—	(1,994,750)	—
Total adjustments	2,650,165	(1,856,012)	(3,163,475)	1,242,826
Compensation Actually Paid	$4,451,831	$430,621	$(2,323,427)	$2,749,232
_______________
a.We have not reported any amounts in our Summary Compensation Table with respect to “Change in Pension and Nonqualified Deferred Compensation” and, accordingly, the adjustments with respect to such items prescribed by the pay-versus-performance rules are not relevant to our analysis and no adjustments have been made.
b.The amounts reflect the amounts reported in the "Total" column in the Summary Compensation Table for the applicable year.
c.The amounts reflect the average of the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
	d.In accordance with PVP Rules, the fair values of unvested and outstanding equity awards to our Other NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. The assumptions used for determining the fair values shown in this table do not differ materially from those used to determine the fair values disclosed as of the grant date of such awards. Please see “Accounting Assumption Disclosures” for further discussion on the assumptions used for these remeasurements.
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Tabular List
Total Revenue
Product Gross Margin
Adjusted EBITDA
Relative TSR

Total Shareholder Return Amount	$ 67	50	118	161
Peer Group Total Shareholder Return Amount	130	110	138	120
Net Income (Loss)	$ (41,670,000)	$ (54,579,000)	$ (29,669,000)	$ (20,932,000)
Company Selected Measure Amount	209,921,000	242,058,000	270,146,000	222,789,000
PEO Name	Scott Keeney
Additional 402(v) Disclosure
(6)     Total shareholder return is calculated by assuming that a $100 investment was made on the trading day prior to the earliest fiscal year reported in the Pay versus Performance table to which this footnote relates and reinvesting all dividends until the last day of each reported fiscal year.
(8)     The dollar amounts reported are our net income as reflected in our audited financial statements.
	(9) In our assessment, total revenue is the financial performance measure that is the most important financial performance measure (other than total shareholder return) used by us in 2023 to link compensation actually paid to performance.
Measure:: 1
Pay vs Performance Disclosure
Name	Total Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Product Gross Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,672,913	$ (6,247,114)	$ (3,172,503)	$ 5,542,133
PEO | Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(3,523,500)	(2,900,332)	(4,953,069)	(4,736,078)
PEO | Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	5,396,658	2,910,470	3,832,000	5,877,000
PEO | Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	1,232,831	(3,814,958)	(1,848,380)	3,839,613
PEO | Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	254,565
PEO | Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	566,924	(2,442,294)	(203,054)	307,033
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,242,826	(3,163,475)	(1,856,012)	2,650,165
Non-PEO NEO | Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(1,174,500)	(604,975)	(1,857,400)	(1,446,605)
Non-PEO NEO | Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	1,798,886	580,822	1,437,000	2,122,250
Non-PEO NEO | Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	481,683	(616,137)	(1,317,793)	1,840,853
Non-PEO NEO | Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	96,480
Non-PEO NEO | Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	136,757	(528,435)	(117,819)	37,187
Non-PEO NEO | Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ 0	$ (1,994,750)	$ 0	$ 0